RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	£ (28,965)	£ (47,130)
Net amount recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(28,965)	(47,130)
Fair value of scheme assets	32,697	51,534
Net amount recognised in the balance sheet	£ 3,732	£ 4,404